Employee benefits liabilities - schedule of future payments (Details) € in Millions	Dec. 31, 2017 EUR (€)
2018 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	€ 1,592
2018 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	125
2019 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,562
2019 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	125
2020 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,550
2020 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	124
2021 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,535
2021 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	124
2022 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,524
2022 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	125
2023-2027 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	7,556
2023-2027 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	€ 634